Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of Farm Bureau Life Annuity Account Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Des Moines, Iowa

April 30, 2021

Appendix:

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts
Product A & B	Product C
American Century VP Capital Appreciation Fund	Calvert VP EAFE International Index Portfolio - Class F
American Century VP Inflation Protection Bond Fund	Calvert VP NASDAQ-100 Index Portfolio
American Century VP Mid Cap Value Fund	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
American Century VP Ultra® Fund	Calvert VP S&P MidCap 400 Index Portfolio - Class F
American Century VP Value Fund	Columbia VP Overseas Core Fund - Class 1
BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares	Columbia VP Select Mid Cap Value Fund - Class 1
BNY Mellon VIF Appreciation Portfolio — Initial Shares	Columbia VP Small Cap Value Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio — Initial Shares	Columbia VP Small Company Growth Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio — Initial Shares	DWS Global Small Cap VIP - Class A
Calvert VP NASDAQ-100 Index Portfolio	DWS International Growth VIP - Class A
Calvert VP Russell 2000 Small Cap Index Portfolio	Federated Hermes Government Money Fund II - Service Shares
Calvert VP S&P MidCap 400 Index Portfolio	Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Government Money Fund II - Service Shares	Federated Hermes Quality Bond Fund II - Primary Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Growth & Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP Real Estate Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class	Franklin Mutual Shares VIP Fund - Class 2
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Fidelity® VIP Overseas Portfolio - Initial Class	Franklin U.S. Government Securities VIP Fund - Class 2
Franklin Global Real Estate VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
Franklin Small Cap Value VIP Fund - Class 2	T. Rowe Price Equity Income Portfolio
Franklin Small-Mid Cap Growth VIP Fund - Class 2	T. Rowe Price Moderate Allocation Balanced Portfolio
Franklin U.S. Government Securities VIP Fund - Class 2	T. Rowe Price New America Growth Portfolio
Templeton Growth VIP Fund - Class 2	T. Rowe Price International Stock Portfolio
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2020

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$3,839,537	$3,839,537	$-	$3,839,537	$2,729,389	199,249.44	80,384.49	-
American Century VP Inflation Protection Bond Fund	314,493	314,493	-	314,493	290,302	28,307.24	20,500.72	-
American Century VP Mid Cap Value Fund	1,449,105	1,449,105	-	1,449,105	1,374,572	70,550.39	48,448.14	-
American Century VP Ultra® Fund	3,002,115	3,002,115	-	3,002,115	1,853,466	109,247.26	57,573.62	-
American Century VP Value Fund	4,418,523	4,418,523	-	4,418,523	3,782,632	395,570.54	192,156.46	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	698,137	698,137	-	698,137	511,956	15,000.79	22,014.55	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6,888,708	6,874,883	13,825	6,888,708	5,510,371	146,009.07	181,305.82	364.62
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,238,291	1,238,291	-	1,238,291	961,212	34,705.46	34,768.79	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,991,997	2,991,997	-	2,991,997	2,731,670	60,249.63	106,548.37	-
Calvert VP NASDAQ-100 Index Portfolio	14,233,906	14,233,906	-	14,233,906	6,875,277	116,034.13	153,386.94	-
Calvert VP Russell 2000 Small Cap Index Portfolio	6,392,427	6,381,628	10,799	6,392,427	5,416,265	71,090.16	140,510.39	237.77
Calvert VP S&P MidCap 400 Index Portfolio	6,482,579	6,472,328	10,251	6,482,579	5,396,479	53,766.10	126,289.59	200.03
Federated Hermes Government Money Fund II - Service Shares	2,024,321	2,024,321	-	2,024,321	2,024,321	2,024,320.66	220,117.61	-
Federated Hermes Managed Volatility Fund II - Primary Shares	33,960,432	33,945,077	15,355	33,960,432	32,716,088	3,062,257.19	2,034,972.60	920.55
Federated Hermes Quality Bond Fund II - Primary Shares	19,474,319	19,474,319	-	19,474,319	18,266,442	1,647,573.54	1,522,695.04	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	34,893,768	34,880,217	13,551	34,893,768	23,832,078	724,387.97	716,026.45	278.17
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,115,011	4,115,011	-	4,115,011	3,409,529	184,034.48	155,352.62	-
Fidelity® VIP Growth Portfolio - Initial Class	17,776,107	17,776,107	-	17,776,107	10,504,919	172,583.57	440,744.29	-
Fidelity® VIP High Income Portfolio - Service Class 2	6,753,851	6,753,851	-	6,753,851	6,941,096	1,326,886.22	244,383.83	-
Fidelity® VIP Index 500 Portfolio - Initial Class	16,762,415	16,723,318	39,097	16,762,415	9,025,472	45,109.97	524,550.67	1,226.38
Fidelity® VIP Mid Cap Portfolio - Service Class 2	12,754,531	12,754,531	-	12,754,531	10,792,335	342,036.23	244,770.15	-
Fidelity® VIP Overseas Portfolio - Initial Class	4,193,468	4,193,468	-	4,193,468	2,971,943	158,124.75	195,408.14	-
Franklin Global Real Estate VIP Fund - Class 2	3,421,223	3,421,223	-	3,421,223	3,557,136	240,761.62	170,386.72	-
Franklin Mutual Shares VIP Fund - Class 2	5,188,306	5,188,306	-	5,188,306	5,746,078	312,736.95	215,067.94	-
Franklin Small Cap Value VIP Fund - Class 2	4,950,342	4,950,342	-	4,950,342	5,234,780	341,402.92	110,970.56	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,508,220	5,508,220	-	5,508,220	4,045,708	238,347.88	111,289.19	-
Franklin U.S. Government Securities VIP Fund - Class 2	5,853,411	5,853,411	-	5,853,411	5,897,063	484,553.88	397,931.87	-
Templeton Growth VIP Fund - Class 2	1,909,796	1,909,796	-	1,909,796	2,117,437	170,975.50	89,952.23	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,353,037	8,353,037	-	8,353,037	7,863,817	767,037.41	170,177.20	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,874,131	2,874,131	-	2,874,131	2,497,281	119,209.08	67,557.87	-
T. Rowe Price Equity Income Portfolio	11,529,883	11,529,883	-	11,529,883	11,771,302	439,903.99	387,574.43	-
T. Rowe Price Mid-Cap Growth Portfolio	12,894,059	12,894,059	-	12,894,059	10,460,953	385,242.29	164,580.58	-
T. Rowe Price Moderate Allocation Portfolio	11,433,027	11,433,027	-	11,433,027	10,120,590	498,823.19	347,343.73	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2020

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price New America Growth Portfolio	$8,465,654	$8,465,654	$-	$8,465,654	$6,182,737	213,455.73	174,892.79	-
T. Rowe Price International Stock Portfolio	8,879,057	8,879,057	-	8,879,057	7,862,390	519,851.09	445,696.89	-
Product C
Calvert VP EAFE International Index Portfolio - Class F	$208,880	$208,880	$-	$208,880	$177,872	2,231.63	17,530.18	-
Calvert VP NASDAQ-100 Index Portfolio	598,864	598,864	-	598,864	366,424	4,881.91	8,974.06	-
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	228,453	228,453	-	228,453	199,236	2,550.83	8,116.94	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,808,813	2,808,813	-	2,808,813	2,486,306	23,211.41	101,576.61	-
Columbia VP Overseas Core Fund - Class 1	24,628	24,628	-	24,628	20,803	1,736.80	1,960.95	-
Columbia VP Select Mid Cap Value Fund - Class 1	120,143	120,143	-	120,143	93,372	4,310.85	5,429.79	-
Columbia VP Small Cap Value Fund - Class 2	1,628,734	1,628,734	-	1,628,734	1,506,981	101,415.56	68,164.66	-
Columbia VP Small Company Growth Fund - Class 2	295,014	295,014	-	295,014	170,806	10,457.78	6,746.96	-
DWS Global Small Cap VIP - Class A	89,246	89,246	-	89,246	78,746	7,499.66	5,085.40	-
DWS International Growth VIP - Class A	153,380	153,380	-	153,380	112,093	8,690.09	8,847.80	-
Federated Hermes Government Money Fund II - Service Shares	298,616	298,616	-	298,616	298,616	298,615.67	31,717.75	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,229,537	1,229,537	-	1,229,537	1,123,656	110,868.95	72,007.63	-
Federated Hermes Quality Bond Fund II - Primary Shares	3,613,404	3,613,404	-	3,613,404	3,359,307	305,702.52	275,998.84	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,344,630	4,344,630	-	4,344,630	2,950,201	92,973.04	141,184.29	-
Fidelity® VIP Growth Portfolio - Service Class 2	3,022,238	3,022,238	-	3,022,238	1,966,336	30,048.10	76,840.02	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,553,946	1,553,946	-	1,553,946	1,579,444	305,293.87	85,867.29	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	587,151	587,151	-	587,151	440,137	1,601.04	18,086.09	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,975,257	1,975,257	-	1,975,257	1,595,364	52,970.15	82,062.35	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,141,142	1,141,142	-	1,141,142	1,198,609	66,694.43	63,255.20	-
Franklin Mutual Shares VIP Fund - Class 2	3,878,196	3,878,196	-	3,878,196	4,207,489	233,767.12	217,586.50	-
Franklin Small Cap Value VIP Fund - Class 2	240,997	240,997	-	240,997	218,520	16,620.48	10,656.33	-
Franklin U.S. Government Securities VIP Fund - Class 2	3,069,610	3,069,610	-	3,069,610	3,107,445	254,106.77	245,192.67	-
Templeton Global Bond VIP Fund - Class 2	1,291,114	1,291,114	-	1,291,114	1,499,957	93,423.62	88,109.52	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	131,373	131,373	-	131,373	118,333	5,510.62	4,569.08	-
T. Rowe Price Equity Income Portfolio	1,285,571	1,285,571	-	1,285,571	1,330,767	49,048.89	60,312.88	-
T. Rowe Price Moderate Allocation Portfolio	245,588	245,588	-	245,588	217,198	10,715.03	10,624.65	-
T. Rowe Price New America Growth Portfolio	490,290	490,290	-	490,290	381,495	12,362.34	9,565.42	-
T. Rowe Price International Stock Portfolio	4,102,638	4,102,638	-	4,102,638	3,598,316	240,201.28	246,766.82	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Operations
Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(39,097)	$(39,097)	$(7,905)	$353,916	$346,011	$803,897	$1,110,811
American Century VP Inflation Protection Bond Fund	4,879	(3,767)	1,112	328	-	328	23,521	24,961
American Century VP Mid Cap Value Fund	24,709	(16,843)	7,866	(22,743)	-	(22,743)	(6,098)	(20,975)
American Century VP Ultra® Fund	-	(30,973)	(30,973)	179,667	221,778	401,445	642,558	1,013,030
American Century VP Value Fund	96,357	(50,824)	45,533	322,817	104,801	427,618	(463,944)	9,207
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	6,326	(8,072)	(1,746)	(26,960)	8,475	(18,485)	135,675	115,444
BNY Mellon VIF Appreciation Portfolio - Initial Shares	52,814	(82,774)	(29,960)	(283,633)	596,908	313,275	1,001,829	1,285,144
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	8,487	(13,812)	(5,325)	3,379	81,814	85,193	163,107	242,975
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	16,417	(30,569)	(14,152)	2,885	-	2,885	431,078	419,811
Calvert VP NASDAQ-100 Index Portfolio	56,241	(148,840)	(92,599)	1,651,814	437,136	2,088,950	2,706,542	4,702,893
Calvert VP Russell 2000 Small Cap Index Portfolio	57,267	(66,751)	(9,484)	163,433	320,262	483,695	399,672	873,883
Calvert VP S&P MidCap 400 Index Portfolio	72,855	(74,686)	(1,831)	466,700	213,805	680,505	(75,613)	603,061
Federated Hermes Government Money Fund II - Service Shares	2,185	(22,396)	(20,211)	-	-	-	-	(20,211)
Federated Hermes Managed Volatility Fund II - Primary Shares	873,292	(417,324)	455,968	(47,947)	-	(47,947)	(756,652)	(348,631)
Federated Hermes Quality Bond Fund II - Primary Shares	567,523	(250,197)	317,326	4,179	60,786	64,965	923,829	1,306,120
Fidelity® VIP Contrafund® Portfolio - Initial Class	78,911	(399,488)	(320,577)	2,403,927	169,315	2,573,242	6,051,640	8,304,305
Fidelity® VIP Growth & Income Portfolio - Initial Class	77,499	(46,313)	31,186	204,562	194,043	398,605	(205,072)	224,719
Fidelity® VIP Growth Portfolio - Initial Class	11,462	(189,773)	(178,311)	1,621,908	1,449,009	3,070,917	2,668,531	5,561,137
Fidelity® VIP High Income Portfolio - Service Class 2	331,385	(85,577)	245,808	(179,790)	-	(179,790)	(17,291)	48,727
Fidelity® VIP Index 500 Portfolio - Initial Class	263,875	(191,385)	72,490	1,706,337	51,444	1,757,781	615,038	2,445,309
Fidelity® VIP Mid Cap Portfolio - Service Class 2	43,428	(136,636)	(93,208)	(355,775)	-	(355,775)	2,197,118	1,748,135
Fidelity® VIP Overseas Portfolio - Initial Class	16,311	(46,590)	(30,279)	161,370	17,068	178,438	367,601	515,760
Franklin Global Real Estate VIP Fund - Class 2	110,726	(42,433)	68,293	79,339	355,708	435,047	(823,747)	(320,407)
Franklin Mutual Shares VIP Fund - Class 2	137,573	(60,778)	76,795	(284,452)	191,263	(93,189)	(298,806)	(315,200)
Franklin Small Cap Value VIP Fund - Class 2	68,542	(55,082)	13,460	(818,831)	291,528	(527,303)	640,148	126,305
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(56,220)	(56,220)	(121,623)	595,049	473,426	1,603,675	2,020,881
Franklin U.S. Government Securities VIP Fund - Class 2	217,232	(82,486)	134,746	(168,603)	-	(168,603)	212,487	178,630
Templeton Growth VIP Fund - Class 2	51,667	(21,732)	29,935	(99,484)	-	(99,484)	113,696	44,147
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	116,682	(95,980)	20,702	316,527	486,828	803,355	(921,087)	(97,030)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	24,507	(30,754)	(6,247)	(19,094)	161,401	142,307	120,065	256,125

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
							Change in
							unrealized	Net increase
			Net	Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price Equity Income Portfolio	$248,568	$(133,589)	$114,979	$221,027	$248,350	$469,377	$(860,393)	$(276,037)
T. Rowe Price Mid-Cap Growth Portfolio	-	(137,493)	(137,493)	291,518	822,963	1,114,481	1,390,317	2,367,305
T. Rowe Price Moderate Allocation Portfolio	145,482	(132,063)	13,419	142,067	362,330	504,397	814,938	1,332,754
T. Rowe Price New America Growth Portfolio	-	(88,055)	(88,055)	369,635	1,250,793	1,620,428	1,079,946	2,612,319
T. Rowe Price International Stock Portfolio	45,075	(102,393)	(57,318)	223,909	350,584	574,493	527,437	1,044,612
Product C
Calvert VP EAFE International Index Portfolio - Class F	$5,934	$(1,722)	$4,212	$5,081	$-	$5,081	$3,016	$12,309
Calvert VP NASDAQ-100 Index Portfolio	2,522	(4,931)	(2,409)	73,814	19,601	93,415	120,551	211,557
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	2,168	(2,236)	(68)	(8,153)	12,126	3,973	25,265	29,170
Calvert VP S&P MidCap 400 Index Portfolio - Class F	31,833	(26,892)	4,941	(58,816)	93,420	34,604	313,611	353,156
Columbia VP Overseas Core Fund - Class 1	451	(294)	157	(5,518)	421	(5,097)	3,575	(1,365)
Columbia VP Select Mid Cap Value Fund - Class 1	-	(1,059)	(1,059)	7,748	-	7,748	(9,752)	(3,063)
Columbia VP Small Cap Value Fund - Class 2	5,069	(13,793)	(8,724)	(167,509)	65,118	(102,391)	272,383	161,268
Columbia VP Small Company Growth Fund - Class 2	-	(2,128)	(2,128)	23,348	4,402	27,750	121,426	147,048
DWS Global Small Cap VIP - Class A	660	(826)	(166)	(3,009)	-	(3,009)	16,269	13,094
DWS International Growth VIP - Class A	1,719	(1,336)	383	14,466	-	14,466	7,009	21,858
Federated Hermes Government Money Fund II - Service Shares	666	(3,034)	(2,368)	-	-	-	-	(2,368)
Federated Hermes Managed Volatility Fund II - Primary Shares	32,745	(12,507)	20,238	(15,273)	-	(15,273)	(21,620)	(16,655)
Federated Hermes Quality Bond Fund II - Primary Shares	109,779	(37,618)	72,161	(22,840)	11,758	(11,082)	184,633	245,712
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,919	(44,195)	(40,276)	328,220	25,983	354,203	829,448	1,143,375
Fidelity® VIP Growth Portfolio - Service Class 2	1,481	(31,947)	(30,466)	554,625	331,731	886,356	305,941	1,161,831
Fidelity® VIP High Income Portfolio - Service Class 2	76,261	(15,822)	60,439	(70,553)	-	(70,553)	18,848	8,734
Fidelity® VIP Index 500 Portfolio - Service Class 2	10,802	(8,177)	2,625	253,246	2,597	255,843	(104,415)	154,053
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6,902	(17,735)	(10,833)	(96,853)	-	(96,853)	399,812	292,126
Fidelity® VIP Real Estate Portfolio - Service Class 2	21,806	(11,523)	10,283	(20,390)	52,241	31,851	(137,535)	(95,401)
Franklin Mutual Shares VIP Fund - Class 2	102,626	(35,820)	66,806	(237,635)	142,678	(94,957)	(167,441)	(195,592)
Franklin Small Cap Value VIP Fund - Class 2	4,113	(2,466)	1,647	(86,414)	17,495	(68,919)	74,147	6,875
Franklin U.S. Government Securities VIP Fund - Class 2	106,024	(32,744)	73,280	(60,769)	-	(60,769)	88,720	101,231
Templeton Global Bond VIP Fund - Class 2	120,183	(13,942)	106,241	(113,411)	-	(113,411)	(87,627)	(94,797)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	736	(1,065)	(329)	(223)	7,180	6,957	5,646	12,274
T. Rowe Price Equity Income Portfolio	28,940	(12,728)	16,212	(42,872)	27,220	(15,652)	(40,796)	(40,236)

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
							Change in
							unrealized	Net increase
			Net	Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price Moderate Allocation Portfolio	$3,518	$(2,558)	$960	$4,968	$7,753	$12,721	$18,630	$32,311
T. Rowe Price New America Growth Portfolio	-	(4,681)	(4,681)	71,955	72,320	144,275	62,442	202,036
T. Rowe Price International Stock Portfolio	21,118	(39,596)	(18,478)	21,196	164,253	185,449	320,152	487,123

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2020
Product A & B
American Century VP Capital Appreciation Fund	$3,154,944	$(39,097)	$346,011	$803,897	$1,110,811	$69,916	$(333,533)	$(2,821)	$(159,780)	$(426,218)	$684,593	$3,839,537
American Century VP Inflation Protection Bond Fund	287,337	1,112	328	23,521	24,961	13,831	(4,130)	(299)	(7,207)	2,195	27,156	314,493
American Century VP Mid Cap Value Fund	1,595,981	7,866	(22,743)	(6,098)	(20,975)	24,478	(95,270)	(425)	(54,684)	(125,901)	(146,876)	1,449,105
American Century VP Ultra® Fund	2,248,442	(30,973)	401,445	642,558	1,013,030	34,467	(308,030)	(2,198)	16,404	(259,357)	753,673	3,002,115
American Century VP Value Fund	4,682,235	45,533	427,618	(463,944)	9,207	108,834	(488,757)	(3,597)	110,601	(272,919)	(263,712)	4,418,523
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	721,388	(1,746)	(18,485)	135,675	115,444	15,594	(2,265)	(940)	(151,084)	(138,695)	(23,251)	698,137
BNY Mellon VIF Appreciation Portfolio - Initial Shares	7,254,862	(29,960)	313,275	1,001,829	1,285,144	121,975	(797,407)	(6,408)	(969,458)	(1,651,298)	(366,154)	6,888,708
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,232,176	(5,325)	85,193	163,107	242,975	22,960	(27,430)	(1,178)	(231,212)	(236,860)	6,115	1,238,291
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,844,953	(14,152)	2,885	431,078	419,811	51,023	(234,628)	(2,178)	(86,984)	(272,767)	147,044	2,991,997
Calvert VP NASDAQ-100 Index Portfolio	10,686,990	(92,599)	2,088,950	2,706,542	4,702,893	114,117	(973,484)	(7,957)	(288,653)	(1,155,977)	3,546,916	14,233,906
Calvert VP Russell 2000 Small Cap Index Portfolio	6,331,320	(9,484)	483,695	399,672	873,883	93,246	(378,688)	(3,796)	(523,538)	(812,776)	61,107	6,392,427
Calvert VP S&P MidCap 400 Index Portfolio	7,086,307	(1,831)	680,505	(75,613)	603,061	101,786	(519,284)	(4,591)	(784,700)	(1,206,789)	(603,728)	6,482,579
Federated Hermes Government Money Fund II - Service Shares	904,510	(20,211)	-	-	(20,211)	35,607	(596,728)	(2,048)	1,703,191	1,140,022	1,119,811	2,024,321
Federated Hermes Managed Volatility Fund II - Primary Shares	37,561,634	455,968	(47,947)	(756,652)	(348,631)	551,705	(2,556,271)	(35,396)	(1,212,609)	(3,252,571)	(3,601,202)	33,960,432
Federated Hermes Quality Bond Fund II - Primary Shares	20,563,975	317,326	64,965	923,829	1,306,120	359,440	(1,810,078)	(20,930)	(924,208)	(2,395,776)	(1,089,656)	19,474,319

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	$31,374,926	$(320,577)	$2,573,242	$6,051,640	$8,304,305	$478,539	$(2,861,963)	$(26,109)	$(2,375,930)	$(4,785,463)	$3,518,842	$34,893,768
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,203,210	31,186	398,605	(205,072)	224,719	48,305	(197,811)	(3,320)	(160,092)	(312,918)	(88,199)	4,115,011
Fidelity® VIP Growth Portfolio - Initial Class	14,086,716	(178,311)	3,070,917	2,668,531	5,561,137	208,642	(1,117,721)	(10,592)	(952,075)	(1,871,746)	3,689,391	17,776,107
Fidelity® VIP High Income Portfolio - Service Class 2	7,369,284	245,808	(179,790)	(17,291)	48,727	135,208	(645,098)	(6,584)	(147,686)	(664,160)	(615,433)	6,753,851
Fidelity® VIP Index 500 Portfolio - Initial Class	15,923,617	72,490	1,757,781	615,038	2,445,309	222,387	(1,123,984)	(10,090)	(694,824)	(1,606,511)	838,798	16,762,415
Fidelity® VIP Mid Cap Portfolio - Service Class 2	12,420,929	(93,208)	(355,775)	2,197,118	1,748,135	186,518	(1,168,028)	(9,330)	(423,693)	(1,414,533)	333,602	12,754,531
Fidelity® VIP Overseas Portfolio - Initial Class	3,954,285	(30,279)	178,438	367,601	515,760	92,776	(270,797)	(3,151)	(95,405)	(276,577)	239,183	4,193,468
Franklin Global Real Estate VIP Fund - Class 2	4,103,907	68,293	435,047	(823,747)	(320,407)	80,023	(377,365)	(3,661)	(61,274)	(362,277)	(682,684)	3,421,223
Franklin Mutual Shares VIP Fund - Class 2	5,720,777	76,795	(93,189)	(298,806)	(315,200)	116,638	(582,966)	(4,604)	253,661	(217,271)	(532,471)	5,188,306
Franklin Small Cap Value VIP Fund - Class 2	5,314,155	13,460	(527,303)	640,148	126,305	90,595	(604,500)	(5,220)	29,007	(490,118)	(363,813)	4,950,342
Franklin Small-Mid Cap Growth VIP Fund - Class 2	4,119,663	(56,220)	473,426	1,603,675	2,020,881	81,063	(487,720)	(4,503)	(221,164)	(632,324)	1,388,557	5,508,220
Franklin U.S. Government Securities VIP Fund - Class 2	7,419,005	134,746	(168,603)	212,487	178,630	154,848	(1,714,870)	(7,016)	(177,186)	(1,744,224)	(1,565,594)	5,853,411
Templeton Growth VIP Fund - Class 2	2,091,205	29,935	(99,484)	113,696	44,147	34,992	(273,538)	(1,855)	14,845	(225,556)	(181,409)	1,909,796
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	9,125,698	20,702	803,355	(921,087)	(97,030)	154,069	(879,451)	(6,633)	56,384	(675,631)	(772,661)	8,353,037
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,999,689	(6,247)	142,307	120,065	256,125	79,420	(314,712)	(2,319)	(144,072)	(381,683)	(125,558)	2,874,131
T. Rowe Price Equity Income Portfolio	13,217,133	114,979	469,377	(860,393)	(276,037)	134,689	(1,200,674)	(10,538)	(334,690)	(1,411,213)	(1,687,250)	11,529,883

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2020
T. Rowe Price Mid-Cap Growth Portfolio	$11,423,422	$(137,493)	$1,114,481	$1,390,317	$2,367,305	$154,250	$(784,102)	$(6,184)	$(260,632)	$(896,668)	$1,470,637	$12,894,059
T. Rowe Price Moderate Allocation Portfolio	11,122,328	13,419	504,397	814,938	1,332,754	184,236	(810,684)	(9,326)	(386,281)	(1,022,055)	310,699	11,433,027
T. Rowe Price New America Growth Portfolio	6,424,717	(88,055)	1,620,428	1,079,946	2,612,319	97,840	(356,533)	(5,043)	(307,646)	(571,382)	2,040,937	8,465,654
T. Rowe Price International Stock Portfolio	8,957,727	(57,318)	574,493	527,437	1,044,612	187,132	(1,070,658)	(7,272)	(232,484)	(1,123,282)	(78,670)	8,879,057

Product C
Calvert VP EAFE International Index Portfolio - Class F	$196,036	$4,212	$5,081	$3,016	$12,309	$5,398	$(254)	$(1,198)	$(3,411)	$535	$12,844	$208,880
Calvert VP NASDAQ-100 Index Portfolio	365,871	(2,409)	93,415	120,551	211,557	2,700	(22,932)	(3,368)	45,036	21,436	232,993	598,864
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	287,568	(68)	3,973	25,265	29,170	9,179	(56,991)	(1,781)	(38,692)	(88,285)	(59,115)	228,453
Calvert VP S&P MidCap 400 Index Portfolio - Class F	3,069,939	4,941	34,604	313,611	353,156	50,840	(633,359)	(33,833)	2,070	(614,282)	(261,126)	2,808,813
Columbia VP Overseas Core Fund - Class 1	44,088	157	(5,097)	3,575	(1,365)	520	(14,487)	(185)	(3,943)	(18,095)	(19,460)	24,628
Columbia VP Select Mid Cap Value Fund - Class 1	163,394	(1,059)	7,748	(9,752)	(3,063)	4,004	(22)	(880)	(43,290)	(40,188)	(43,251)	120,143
Columbia VP Small Cap Value Fund - Class 2	1,592,830	(8,724)	(102,391)	272,383	161,268	22,232	(229,908)	(18,102)	100,414	(125,364)	35,904	1,628,734
Columbia VP Small Company Growth Fund - Class 2	109,539	(2,128)	27,750	121,426	147,048	1,347	-	(1,705)	38,785	38,427	185,475	295,014
DWS Global Small Cap VIP - Class A	92,407	(166)	(3,009)	16,269	13,094	1,826	(17,031)	(446)	(604)	(16,255)	(3,161)	89,246
DWS International Growth VIP - Class A	171,041	383	14,466	7,009	21,858	4,703	(1,054)	(936)	(42,232)	(39,519)	(17,661)	153,380
Federated Hermes Government Money Fund II - Service Shares	335,143	(2,368)	-	-	(2,368)	9,440	(16,263)	(2,879)	(24,457)	(34,159)	(36,527)	298,616

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2020
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,424,345	$20,238	$(15,273)	$(21,620)	$(16,655)	$22,603	$(59,051)	$(7,918)	$(133,787)	$(178,153)	$(194,808)	$1,229,537
Federated Hermes Quality Bond Fund II - Primary Shares	4,100,986	72,161	(11,082)	184,633	245,712	67,054	(436,835)	(43,537)	(319,976)	(733,294)	(487,582)	3,613,404
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,774,384	(40,276)	354,203	829,448	1,143,375	86,900	(794,255)	(46,874)	(818,900)	(1,573,129)	(429,754)	4,344,630
Fidelity® VIP Growth Portfolio - Service Class 2	3,357,448	(30,466)	886,356	305,941	1,161,831	52,700	(769,985)	(36,608)	(743,148)	(1,497,041)	(335,210)	3,022,238
Fidelity® VIP High Income Portfolio - Service Class 2	1,782,539	60,439	(70,553)	18,848	8,734	34,836	(209,133)	(19,281)	(43,749)	(237,327)	(228,593)	1,553,946
Fidelity® VIP Index 500 Portfolio - Service Class 2	792,639	2,625	255,843	(104,415)	154,053	17,736	(281,119)	(5,496)	(90,662)	(359,541)	(205,488)	587,151
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,044,668	(10,833)	(96,853)	399,812	292,126	44,090	(273,570)	(18,692)	(113,365)	(361,537)	(69,411)	1,975,257
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,330,674	10,283	31,851	(137,535)	(95,401)	23,862	(173,734)	(14,689)	70,430	(94,131)	(189,532)	1,141,142
Franklin Mutual Shares VIP Fund - Class 2	4,207,647	66,806	(94,957)	(167,441)	(195,592)	56,963	(529,673)	(49,380)	388,231	(133,859)	(329,451)	3,878,196
Franklin Small Cap Value VIP Fund - Class 2	343,526	1,647	(68,919)	74,147	6,875	7,422	(107,318)	(2,058)	(7,450)	(109,404)	(102,529)	240,997
Franklin U.S. Government Securities VIP Fund - Class 2	3,663,892	73,280	(60,769)	88,720	101,231	60,099	(468,227)	(39,747)	(247,638)	(695,513)	(594,282)	3,069,610
Templeton Global Bond VIP Fund - Class 2	1,582,862	106,241	(113,411)	(87,627)	(94,797)	25,702	(247,900)	(18,346)	43,593	(196,951)	(291,748)	1,291,114
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	129,915	(329)	6,957	5,646	12,274	2,628	(2,180)	(700)	(10,564)	(10,816)	1,458	131,373
T. Rowe Price Equity Income Portfolio	1,619,404	16,212	(15,652)	(40,796)	(40,236)	29,840	(234,741)	(8,987)	(79,709)	(293,597)	(333,833)	1,285,571
T. Rowe Price Moderate Allocation Portfolio	265,652	960	12,721	18,630	32,311	19,764	(87,153)	(1,623)	16,637	(52,375)	(20,064)	245,588
T. Rowe Price New America Growth Portfolio	356,808	(4,681)	144,275	62,442	202,036	8,182	(33,538)	(2,573)	(40,625)	(68,554)	133,482	490,290

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Transfers
between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2020
T. Rowe Price International Stock Portfolio	$4,578,800	$(18,478)	$185,449	$320,152	$487,123	$65,443	$(728,235)	$(50,829)	$(249,664)	$(963,285)	$(476,162)	$4,102,638

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2019
Product A & B
American Century VP Capital Appreciation Fund	$2,639,343	$(38,292)	$615,450	$292,167	$869,325	$78,073	$(282,392)	$(2,972)	$(146,433)	$(353,724)	$515,601	$3,154,944
American Century VP Inflation Protection Bond Fund	254,886	3,706	(439)	16,979	20,246	18,017	(5,320)	(294)	(198)	12,205	32,451	287,337
American Century VP Mid Cap Value Fund	1,232,569	11,657	147,750	179,587	338,994	35,183	(20,889)	(453)	10,577	24,418	363,412	1,595,981
American Century VP Ultra® Fund	1,869,882	(26,342)	386,377	234,276	594,311	52,106	(264,957)	(1,990)	(910)	(215,751)	378,560	2,248,442
American Century VP Value Fund	3,868,504	37,793	424,999	504,114	966,906	138,727	(244,418)	(4,084)	(43,400)	(153,175)	813,731	4,682,235
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	725,995	852	77,786	139,707	218,345	15,673	(57,437)	(915)	(180,273)	(222,952)	(4,607)	721,388
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,839,312	(5,022)	681,626	1,262,319	1,938,923	158,661	(380,272)	(6,706)	(295,056)	(523,373)	1,415,550	7,254,862
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,015,985	(2,118)	187,602	102,305	287,789	24,451	(106,804)	(1,268)	12,023	(71,598)	216,191	1,232,176
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,375,614	(33,303)	529,796	(13,721)	482,772	77,995	(93,710)	(2,435)	4,717	(13,433)	469,339	2,844,953
Calvert VP NASDAQ-100 Index Portfolio	7,772,881	(67,495)	595,280	2,366,516	2,894,301	134,686	(361,551)	(6,733)	253,406	19,808	2,914,109	10,686,990
Calvert VP Russell 2000 Small Cap Index Portfolio	5,549,229	(20,989)	744,083	542,321	1,265,415	140,412	(410,913)	(4,473)	(208,350)	(483,324)	782,091	6,331,320
Calvert VP S&P MidCap 400 Index Portfolio	6,137,224	(5,992)	865,659	594,510	1,454,177	124,019	(474,055)	(5,310)	(149,748)	(505,094)	949,083	7,086,307
Federated Hermes Government Money Fund II - Service Shares	813,999	3,315	-	-	3,315	6,968	(53,717)	(1,369)	135,314	87,196	90,511	904,510
Federated Hermes Managed Volatility Fund II - Primary Shares	34,553,067	308,304	15,463	5,920,623	6,244,390	789,685	(2,503,930)	(38,993)	(1,482,585)	(3,235,823)	3,008,567	37,561,634
Federated Hermes Quality Bond Fund II - Primary Shares	20,633,901	358,249	(80,671)	1,337,175	1,614,753	456,657	(1,528,265)	(22,163)	(590,908)	(1,684,679)	(69,926)	20,563,975

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2019
Fidelity® VIP Contrafund® Portfolio - Initial Class	$26,281,457	$(232,252)	$4,746,590	$3,088,917	$7,603,255	$594,087	$(2,054,808)	$(27,018)	$(1,022,047)	$(2,509,786)	$5,093,469	$31,374,926
Fidelity® VIP Growth & Income Portfolio - Initial Class	3,614,865	92,553	585,456	309,668	987,677	50,937	(365,374)	(3,627)	(81,268)	(399,332)	588,345	4,203,210
Fidelity® VIP Growth Portfolio - Initial Class	11,482,584	(128,676)	1,791,871	1,982,023	3,645,218	285,060	(796,182)	(10,055)	(519,909)	(1,041,086)	2,604,132	14,086,716
Fidelity® VIP High Income Portfolio - Service Class 2	7,029,337	280,156	(103,531)	741,673	918,298	151,085	(578,694)	(7,166)	(143,576)	(578,351)	339,947	7,369,284
Fidelity® VIP Index 500 Portfolio - Initial Class	13,297,098	105,472	1,449,036	2,259,693	3,814,201	275,604	(1,045,570)	(14,300)	(403,416)	(1,187,682)	2,626,519	15,923,617
Fidelity® VIP Mid Cap Portfolio - Service Class 2	11,154,441	(70,710)	1,302,562	1,118,162	2,350,014	287,888	(932,890)	(10,858)	(427,666)	(1,083,526)	1,266,488	12,420,929
Fidelity® VIP Overseas Portfolio - Initial Class	3,612,674	15,526	344,550	534,319	894,395	102,337	(425,362)	(3,277)	(226,482)	(552,784)	341,611	3,954,285
Franklin Global Real Estate VIP Fund - Class 2	3,673,031	56,434	197,041	494,293	747,768	100,163	(267,714)	(4,556)	(144,785)	(316,892)	430,876	4,103,907
Franklin Mutual Shares VIP Fund - Class 2	4,798,303	32,877	516,975	453,637	1,003,489	158,820	(301,575)	(5,313)	67,053	(81,015)	922,474	5,720,777
Franklin Small Cap Value VIP Fund - Class 2	4,404,842	(8,935)	789,448	300,202	1,080,715	123,427	(306,520)	(5,674)	17,365	(171,402)	909,313	5,314,155
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,510,279	(50,355)	388,713	679,680	1,018,038	89,940	(353,301)	(4,451)	(140,842)	(408,654)	609,384	4,119,663
Franklin U.S. Government Securities VIP Fund - Class 2	7,523,699	124,391	(82,913)	251,352	292,830	169,960	(587,257)	(7,763)	27,536	(397,524)	(104,694)	7,419,005
Templeton Growth VIP Fund - Class 2	1,927,774	30,136	398,500	(169,620)	259,016	63,423	(177,940)	(2,070)	21,002	(95,585)	163,431	2,091,205
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	7,727,618	32,464	880,929	1,005,171	1,918,564	210,644	(449,573)	(7,717)	(273,838)	(520,484)	1,398,080	9,125,698
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,682,905	(24,686)	482,512	138,707	596,533	106,327	(229,356)	(2,921)	(153,799)	(279,749)	316,784	2,999,689
T. Rowe Price Equity Income Portfolio	11,769,199	135,189	1,139,217	1,529,537	2,803,943	188,526	(952,534)	(12,409)	(579,592)	(1,356,009)	1,447,934	13,217,133

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2019
T. Rowe Price Mid-Cap Growth Portfolio	$9,450,506	$(119,898)	$1,102,444	$1,751,820	$2,734,366	$217,559	$(464,236)	$(6,606)	$(508,167)	$(761,450)	$1,972,916	$11,423,422
T. Rowe Price Moderate Allocation Portfolio	10,141,805	77,237	454,796	1,273,636	1,805,669	229,490	(809,906)	(9,862)	(234,868)	(825,146)	980,523	11,122,328
T. Rowe Price New America Growth Portfolio	5,096,623	(49,637)	617,909	1,099,396	1,667,668	117,444	(319,345)	(4,736)	(132,937)	(339,574)	1,328,094	6,424,717
T. Rowe Price International Stock Portfolio	6,873,952	99,480	447,147	1,281,444	1,828,071	263,687	(380,498)	(7,809)	380,324	255,704	2,083,775	8,957,727

Product C
Calvert VP EAFE International Index Portfolio - Class F	$169,813	$2,979	$2,627	$27,248	$32,854	$4,083	$(11,309)	$(1,302)	$1,897	$(6,631)	$26,223	$196,036
Calvert VP NASDAQ-100 Index Portfolio	284,692	(1,502)	28,741	70,439	97,678	7,749	(15,168)	(1,998)	(7,082)	(16,499)	81,179	365,871
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	254,483	(271)	24,803	32,920	57,452	7,438	(38,103)	(2,223)	8,521	(24,367)	33,085	287,568
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,667,809	4,566	201,356	429,770	635,692	62,128	(234,317)	(37,112)	(24,261)	(233,562)	402,130	3,069,939
Columbia VP Overseas Core Fund - Class 1	47,356	571	7,122	2,024	9,717	1,840	-	(320)	(14,505)	(12,985)	(3,268)	44,088
Columbia VP Select Mid Cap Value Fund - Class 1	166,432	(1,772)	25,199	22,295	45,722	6,270	(35,661)	(1,284)	(18,085)	(48,760)	(3,038)	163,394
Columbia VP Small Cap Value Fund - Class 2	1,358,372	(11,046)	116,143	160,506	265,603	34,532	(131,948)	(19,655)	85,926	(31,145)	234,458	1,592,830
Columbia VP Small Company Growth Fund - Class 2	84,700	(1,027)	22,864	10,591	32,428	1,023	(6,074)	(732)	(1,806)	(7,589)	24,839	109,539
DWS Global Small Cap VIP - Class A	99,676	(1,012)	(21,186)	39,984	17,786	4,151	(13,932)	(562)	(14,712)	(25,055)	(7,269)	92,407
DWS International Growth VIP - Class A	154,026	556	11,958	31,158	43,672	4,919	(29,582)	(1,128)	(866)	(26,657)	17,015	171,041
Federated Hermes Government Money Fund II - Service Shares	352,147	2,158	-	-	2,158	16,749	(29,221)	(3,178)	(3,512)	(19,162)	(17,004)	335,143

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2019
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,334,935	$14,252	$(9,681)	$233,946	$238,517	$17,718	$(131,073)	$(8,602)	$(27,150)	$(149,107)	$89,410	$1,424,345
Federated Hermes Quality Bond Fund II - Primary Shares	4,194,278	82,976	(27,837)	280,628	335,767	97,526	(357,173)	(47,615)	(121,797)	(429,059)	(93,292)	4,100,986
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,116,001	(36,214)	707,441	521,102	1,192,329	111,124	(352,367)	(49,742)	(242,961)	(533,946)	658,383	4,774,384
Fidelity® VIP Growth Portfolio - Service Class 2	2,947,933	(30,369)	272,183	664,525	906,339	62,702	(269,416)	(38,391)	(251,719)	(496,824)	409,515	3,357,448
Fidelity® VIP High Income Portfolio - Service Class 2	1,743,768	71,772	(39,429)	196,815	229,158	53,505	(165,464)	(21,294)	(57,134)	(190,387)	38,771	1,782,539
Fidelity® VIP Index 500 Portfolio - Service Class 2	624,750	5,321	56,658	122,112	184,091	18,062	(79,192)	(5,136)	50,064	(16,202)	167,889	792,639
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,779,159	(6,543)	192,944	198,747	385,148	55,002	(155,168)	(20,529)	1,056	(119,639)	265,509	2,044,668
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,271,024	6,131	48,491	212,741	267,363	36,324	(125,342)	(16,878)	(101,817)	(207,713)	59,650	1,330,674
Franklin Mutual Shares VIP Fund - Class 2	3,818,907	33,483	380,534	374,050	788,067	91,975	(393,508)	(55,167)	(42,627)	(399,327)	388,740	4,207,647
Franklin Small Cap Value VIP Fund - Class 2	292,518	302	38,938	31,548	70,788	7,454	(17,517)	(2,737)	(6,980)	(19,780)	51,008	343,526
Franklin U.S. Government Securities VIP Fund - Class 2	3,727,860	72,430	(58,333)	140,256	154,353	87,140	(324,697)	(44,155)	63,391	(218,321)	(63,968)	3,663,892
Templeton Global Bond VIP Fund - Class 2	1,650,864	100,079	(36,654)	(46,367)	17,058	39,613	(137,156)	(20,783)	33,266	(85,060)	(68,002)	1,582,862
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	121,759	(1,016)	22,462	4,517	25,963	2,685	(19,595)	(786)	(111)	(17,807)	8,156	129,915
T. Rowe Price Equity Income Portfolio	1,417,673	20,551	133,491	191,512	345,554	55,574	(92,637)	(10,874)	(95,886)	(143,823)	201,731	1,619,404
T. Rowe Price Moderate Allocation Portfolio	310,079	2,514	9,088	39,651	51,253	22,561	(66,143)	(1,808)	(50,290)	(95,680)	(44,427)	265,652
T. Rowe Price New America Growth Portfolio	321,411	(2,069)	42,217	57,174	97,322	11,250	(51,597)	(1,885)	(19,693)	(61,925)	35,397	356,808

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Transfers
between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2018	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2019
T. Rowe Price International Stock Portfolio	$3,991,975	$58,197	$189,305	$768,163	$1,015,665	$102,003	$(408,325)	$(55,220)	$(67,298)	$(428,840)	$586,825	$4,578,800

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2020

1.  Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund (2)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000 Small Cap Index Portfolio	A & B
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	C
Columbia VP Select Mid Cap Value Fund - Class 1	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A	C
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series (1)
Federated Hermes Government Money Fund II - Service Shares (1)	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares (1)	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares (1)	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Balanced Portfolio	A, B & C
T. Rowe Price New America Growth Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(1)            The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(2)            On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

2.  Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3.  Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4.  Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

Subaccount	Cost of Purchases	Proceeds from Sales

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$558,039	$669,438
American Century VP Inflation Protection Bond Fund	23,738	20,431
American Century VP Mid Cap Value Fund	119,092	237,127
American Century VP Ultra® Fund	459,830	528,382
American Century VP Value Fund	884,178	1,006,763

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	64,037	196,003

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	996,263	2,080,613
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	184,226	344,597
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	128,384	415,303

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	1,681,294	2,492,734
Calvert VP Russell 2000 Small Cap Index Portfolio	714,750	1,216,748
Calvert VP S&P MidCap 400 Index Portfolio	536,942	1,531,757

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	2,862,179	1,742,368
Federated Hermes Managed Volatility Fund II - Primary Shares	1,333,983	4,130,586
Federated Hermes Quality Bond Fund II - Primary Shares	1,107,604	3,125,268

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,186,562	6,123,287
Fidelity® VIP Growth & Income Portfolio - Initial Class	498,383	586,072
Fidelity® VIP Growth Portfolio - Initial Class	2,026,895	2,627,943
Fidelity® VIP High Income Portfolio - Service Class 2	735,350	1,153,702
Fidelity® VIP Index 500 Portfolio - Initial Class	1,189,485	2,672,062
Fidelity® VIP Mid Cap Portfolio - Service Class 2	757,872	2,265,613
Fidelity® VIP Overseas Portfolio - Initial Class	193,231	483,019

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$688,462	$626,738
Franklin Mutual Shares VIP Fund - Class 2	1,093,645	1,042,858
Franklin Small Cap Value VIP Fund - Class 2	851,629	1,036,759
Franklin Small-Mid Cap Growth VIP Fund - Class 2	902,975	996,470
Franklin U.S. Government Securities VIP Fund - Class 2	1,195,269	2,804,747
Templeton Growth VIP Fund - Class 2	192,608	388,229

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,577,046	1,745,147
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	366,448	592,977

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	853,192	1,901,076
T. Rowe Price Mid-Cap Growth Portfolio	1,389,560	1,600,758
T. Rowe Price Moderate Allocation Portfolio	802,247	1,448,553
T. Rowe Price New America Growth Portfolio	1,747,134	1,155,778

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,127,608	1,957,624

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$44,150	$39,403
Calvert VP NASDAQ-100 Index Portfolio	175,060	136,432
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	37,249	113,476
Calvert VP S&P MidCap 400 Index Portfolio - Class F	480,584	996,505

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	9,272	26,789
Columbia VP Select Mid Cap Value Fund - Class 1	32,469	73,716
Columbia VP Small Cap Value Fund - Class 2	375,659	444,629
Columbia VP Small Company Growth Fund - Class 2	137,223	96,522

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	4,298	20,719

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	35,128	74,264

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	28,280	64,807
Federated Hermes Managed Volatility Fund II - Primary Shares	86,162	244,077
Federated Hermes Quality Bond Fund II - Primary Shares	401,248	1,050,623

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$292,436	$1,879,858
Fidelity® VIP Growth Portfolio - Service Class 2	564,529	1,760,305
Fidelity® VIP High Income Portfolio - Service Class 2	251,369	428,257
Fidelity® VIP Index 500 Portfolio - Service Class 2	260,742	615,061
Fidelity® VIP Mid Cap Portfolio - Service Class 2	207,660	580,030
Fidelity® VIP Real Estate Portfolio - Service Class 2	262,323	293,930

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	919,501	843,876
Franklin Small Cap Value VIP Fund - Class 2	81,197	171,459
Franklin U.S. Government Securities VIP Fund - Class 2	511,543	1,133,776
Templeton Global Bond VIP Fund - Class 2	349,671	440,381

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	10,884	14,849

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	135,849	386,014
T. Rowe Price Moderate Allocation Portfolio	86,993	130,655
T. Rowe Price New America Growth Portfolio	255,392	256,307

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	424,808	1,242,318

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	6,354	18,902	(12,548)	1,770	12,937	(11,167)
American Century VP Inflation Protection Bond Fund	1,383	1,195	188	1,230	343	887
American Century VP Mid Cap Value Fund	3,931	8,819	(4,888)	4,181	3,389	792
American Century VP Ultra® Fund	6,932	13,176	(6,244)	3,445	10,175	(6,730)
American Century VP Value Fund	37,748	48,662	(10,914)	11,172	18,613	(7,441)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,948	7,759	(5,811)	1,230	10,470	(9,240)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	12,248	64,303	(52,055)	10,158	29,310	(19,152)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	3,837	11,654	(7,817)	3,596	5,792	(2,196)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	6,258	19,672	(13,414)	8,595	9,119	(524)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	17,418	32,625	(15,207)	9,320	8,806	514
Calvert VP Russell 2000 Small Cap Index Portfolio	10,658	34,634	(23,976)	6,554	20,186	(13,632)
Calvert VP S&P MidCap 400 Index Portfolio	6,926	35,189	(28,263)	5,345	17,165	(11,820)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	309,169	186,385	122,784	17,541	8,141	9,400
Federated Hermes Managed Volatility Fund II - Primary Shares	34,318	243,047	(208,729)	34,205	241,503	(207,298)
Federated Hermes Quality Bond Fund II - Primary Shares	44,285	238,515	(194,230)	27,087	172,362	(145,275)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	26,259	140,487	(114,228)	14,275	87,881	(73,606)
Fidelity® VIP Growth & Income Portfolio - Initial Class	11,528	25,192	(13,664)	2,958	20,657	(17,699)
Fidelity® VIP Growth Portfolio - Initial Class	21,656	77,271	(55,615)	11,445	51,833	(40,388)
Fidelity® VIP High Income Portfolio - Service Class 2	16,515	41,865	(25,350)	12,422	34,339	(21,917)
Fidelity® VIP Index 500 Portfolio - Initial Class	36,374	93,856	(57,482)	20,025	68,644	(48,619)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	20,224	52,936	(32,712)	10,783	36,454	(25,671)
Fidelity® VIP Overseas Portfolio - Initial Class	9,950	24,939	(14,989)	7,580	39,752	(32,172)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	12,338	32,933	(20,595)	3,420	19,045	(15,625)
Franklin Mutual Shares VIP Fund - Class 2	38,940	46,263	(7,323)	13,219	16,648	(3,429)
Franklin Small Cap Value VIP Fund - Class 2	15,032	27,818	(12,786)	4,753	9,010	(4,257)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	9,991	26,197	(16,206)	3,735	17,272	(13,537)
Franklin U.S. Government Securities VIP Fund - Class 2	68,459	187,735	(119,276)	21,841	49,761	(27,920)
Templeton Growth VIP Fund - Class 2	8,026	20,993	(12,967)	5,535	10,524	(4,989)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	25,776	39,895	(14,119)	6,680	17,776	(11,096)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	6,319	17,928	(11,609)	2,997	10,954	(7,957)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	15,722	72,132	(56,410)	10,133	59,709	(49,576)
T. Rowe Price Mid-Cap Growth Portfolio	10,583	24,287	(13,704)	5,123	18,101	(12,978)
T. Rowe Price Moderate Allocation Portfolio	11,755	46,658	(34,903)	6,690	36,869	(30,179)
T. Rowe Price New America Growth Portfolio	15,149	29,512	(14,363)	5,110	15,938	(10,828)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	48,588	111,140	(62,552)	49,253	33,205	16,048

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	3,927	3,917	10	460	1,122	(662)
Calvert VP NASDAQ-100 Index Portfolio	3,283	2,355	928	1,007	1,564	(557)
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	1,238	5,200	(3,962)	804	1,935	(1,131)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	18,506	41,243	(22,737)	4,534	14,526	(9,992)

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	862	2,693	(1,831)	166	1,435	(1,269)
Columbia VP Select Mid Cap Value Fund - Class 1	1,999	4,427	(2,428)	299	2,873	(2,574)
Columbia VP Small Cap Value Fund - Class 2	19,398	22,905	(3,507)	7,333	8,879	(1,546)
Columbia VP Small Company Growth Fund - Class 2	5,352	2,838	2,514	44	361	(317)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	285	1,318	(1,033)	1,859	3,667	(1,808)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	2,490	5,627	(3,137)	448	2,486	(2,038)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	2,968	6,566	(3,598)	2,054	4,082	(2,028)
Federated Hermes Managed Volatility Fund II - Primary Shares	3,580	14,930	(11,350)	7,007	16,650	(9,643)
Federated Hermes Quality Bond Fund II - Primary Shares	22,745	82,058	(59,313)	10,257	46,559	(36,302)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	11,927	70,795	(58,868)	8,332	32,451	(24,119)
Fidelity® VIP Growth Portfolio - Service Class 2	8,998	53,482	(44,484)	2,776	22,764	(19,988)
Fidelity® VIP High Income Portfolio - Service Class 2	10,498	24,515	(14,017)	3,902	15,053	(11,151)
Fidelity® VIP Index 500 Portfolio - Service Class 2	10,466	20,892	(10,426)	2,741	3,382	(641)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	12,745	29,813	(17,068)	5,722	11,789	(6,067)
Fidelity® VIP Real Estate Portfolio - Service Class 2	11,585	16,400	(4,815)	2,008	13,091	(11,083)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	46,826	51,177	(4,351)	7,729	30,255	(22,526)
Franklin Small Cap Value VIP Fund - Class 2	3,738	8,901	(5,163)	1,174	2,207	(1,033)
Franklin U.S. Government Securities VIP Fund - Class 2	33,025	88,691	(55,666)	22,898	40,973	(18,075)
Templeton Global Bond VIP Fund - Class 2	15,654	28,843	(13,189)	6,867	12,279	(5,412)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	137	638	(501)	105	881	(776)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	4,837	20,635	(15,798)	2,635	9,912	(7,277)
T. Rowe Price Moderate Allocation Portfolio	3,979	6,387	(2,408)	1,010	6,022	(5,012)
T. Rowe Price New America Growth Portfolio	5,647	6,032	(385)	619	2,644	(2,025)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	19,492	84,801	(65,309)	15,071	47,206	(32,135)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6.  Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A and B:
American Century VP Capital Appreciation Fund:
2020	80,384	$47.76	$3,839,537	-%	1.25%	40.68%
2019	92,932	33.95	3,154,944	-	1.25	33.93
2018	104,099	25.35	2,639,343	-	1.25	(6.39)
2017	116,052	27.08	3,142,796	-	1.25	20.30
2016	120,587	22.51	2,714,413	-	1.25	1.95
American Century VP Inflation Protection Bond Fund:
2020	20,501	15.34	314,493	1.61	1.25	8.41
2019	20,313	14.15	287,337	2.59	1.25	7.85
2018	19,426	13.12	254,886	3.02	1.25	(3.81)
2017	23,709	13.64	323,299	2.67	1.25	2.71
2016	30,852	13.28	409,859	2.11	1.25	3.35
American Century VP Mid Cap Value Fund:
2020	48,448	29.91	1,449,105	1.83	1.25	(0.03)
2019	53,336	29.92	1,595,981	2.05	1.25	27.54
2018	52,544	23.46	1,232,569	1.41	1.25	(13.91)
2017	53,903	27.25	1,468,985	1.54	1.25	10.32
2016	53,499	24.70	1,321,522	1.72	1.25	21.38
American Century VP Ultra® Fund:
2020	57,574	52.14	3,002,115	-	1.25	48.00
2019	63,818	35.23	2,248,442	-	1.25	32.89
2018	70,548	26.51	1,869,882	0.26	1.25	(0.49)
2017	71,030	26.64	1,891,951	0.37	1.25	30.65
2016	76,418	20.39	1,558,365	0.36	1.25	3.14
American Century VP Value Fund:
2020	192,156	22.99	4,418,523	2.36	1.25	(0.30)
2019	203,070	23.06	4,682,235	2.12	1.25	25.46
2018	210,511	18.38	3,868,504	1.65	1.25	(10.25)
2017	223,713	20.48	4,582,283	1.66	1.25	7.39
2016	223,527	19.07	4,262,506	1.74	1.25	19.04
BNY Mellon Sustainable U. S. Equity Portfolio - Service Shares:
2020	22,015	31.71	698,137	0.98	1.25	22.29
2019	27,826	25.93	721,388	1.35	1.25	32.36
2018	37,066	19.59	725,995	1.54	1.25	(5.82)
2017	38,693	20.80	804,733	0.94	1.25	13.66
2016	40,743	18.30	745,700	1.04	1.25	8.73

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	181,670	$37.92	$6,888,708	0.79%	1.25%	22.16%
2019	233,725	31.04	7,254,862	1.17	1.25	34.43
2018	252,877	23.09	5,839,312	1.24	1.25	(8.01)
2017	289,886	25.10	7,276,852	1.34	1.25	25.75
2016	296,764	19.96	5,922,711	1.64	1.25	6.57
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	34,769	35.61	1,238,291	0.77	1.25	23.09
2019	42,586	28.93	1,232,176	1.07	1.25	27.50
2018	44,782	22.69	1,015,985	0.80	1.25	(5.85)
2017	46,185	24.10	1,113,167	0.74	1.25	18.25
2016	50,628	20.38	1,031,969	1.22	1.25	8.69
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	106,548	28.08	2,991,997	0.67	1.25	18.38
2019	119,962	23.72	2,844,953	-	1.25	20.28
2018	120,486	19.72	2,375,614	-	1.25	(20.10)
2017	122,126	24.68	3,013,570	-	1.25	23.15
2016	121,353	20.04	2,431,322	-	1.25	15.64
Calvert VP NASDAQ-100 Index Portfolio:
2020	153,387	92.80	14,233,906	0.47	1.25	46.40
2019	168,594	63.39	10,686,990	0.52	1.25	37.06
2018	168,080	46.25	7,772,881	0.55	1.25	(1.70)
2017	175,225	47.05	8,243,691	0.49	1.25	30.77
2016	180,273	35.98	6,487,109	0.45	1.25	5.27
Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	140,748	45.42	6,392,427	1.07	1.25	18.16
2019	164,724	38.44	6,331,320	0.90	1.25	23.56
2018	178,356	31.11	5,549,229	1.07	1.25	(12.34)
2017	187,405	35.49	6,651,684	0.77	1.25	12.95
2016	196,051	31.42	6,159,369	0.54	1.25	19.47
Calvert VP S&P MidCap 400 Index Portfolio:
2020	126,490	51.25	6,482,579	1.22	1.25	11.92
2019	154,753	45.79	7,086,307	1.15	1.25	24.29
2018	166,573	36.84	6,137,224	1.14	1.25	(12.45)
2017	178,761	42.08	7,522,059	0.71	1.25	14.47
2016	185,123	36.76	6,804,581	0.40	1.25	18.81
Federated Hermes Government Money Fund II - Service Shares:
2020	220,118	9.20	2,024,321	0.12	1.25	(0.97)
2019	97,334	9.29	904,510	1.62	1.25	0.32
2018	87,934	9.26	813,999	1.23	1.25	-
2017	111,187	9.26	1,029,306	0.32	1.25	(0.86)
2016	112,651	9.34	1,052,569	-	1.25	(1.27)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	2,035,893	$16.68	$33,960,432	2.61%	1.25%	(0.30	) %
2019	2,244,622	16.73	37,561,634	2.08	1.25	18.74
2018	2,451,920	14.09	34,553,067	2.24	1.25	(9.62)
2017	1,435,939	15.59	22,383,203	3.95	1.25	16.69
2016	1,576,945	13.36	21,069,669	4.95	1.25	6.37
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	1,522,695	12.79	19,474,319	2.83	1.25	6.76
2019	1,716,925	11.98	20,563,975	2.97	1.25	8.12
2018	1,862,200	11.08	20,633,901	3.07	1.25	(1.86)
2017	1,964,904	11.29	22,176,958	3.29	1.25	2.82
2016	2,116,218	10.98	23,244,009	3.73	1.25	2.52
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	716,305	48.71	34,893,768	0.25	1.25	28.93
2019	830,533	37.78	31,374,926	0.46	1.25	29.96
2018	904,139	29.07	26,281,457	0.69	1.25	(7.54)
2017	991,760	31.44	31,179,597	1.00	1.25	20.41
2016	1,037,216	26.11	27,086,374	0.79	1.25	6.66
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	155,353	26.49	4,115,011	2.08	1.25	6.51
2019	169,017	24.87	4,203,210	3.58	1.25	28.46
2018	186,716	19.36	3,614,865	0.35	1.25	(10.12)
2017	200,122	21.54	4,310,440	1.27	1.25	15.50
2016	213,905	18.65	3,990,158	1.69	1.25	14.63
Fidelity® VIP Growth Portfolio - Initial Class:
2020	440,744	40.33	17,776,107	0.08	1.25	42.11
2019	496,359	28.38	14,086,716	0.26	1.25	32.68
2018	536,747	21.39	11,482,584	0.24	1.25	(1.43)
2017	556,220	21.70	12,069,007	0.22	1.25	33.54
2016	596,670	16.25	9,698,602	0.04	1.25	(0.49)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	244,384	27.64	6,753,851	4.82	1.25	1.17
2019	269,734	27.32	7,369,284	5.04	1.25	13.36
2018	291,651	24.10	7,029,337	5.51	1.25	(4.82)
2017	297,177	25.32	7,525,676	5.23	1.25	5.59
2016	305,731	23.98	7,331,639	5.22	1.25	12.74
Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	525,777	31.88	16,762,415	1.72	1.25	16.78
2019	583,259	27.30	15,923,617	1.95	1.25	29.75
2018	631,878	21.04	13,297,098	1.85	1.25	(5.69)
2017	664,572	22.31	14,827,129	1.80	1.25	20.20
2016	687,721	18.56	12,762,283	1.42	1.25	10.48

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	244,770	$52.11	$12,754,531	0.40%	1.25%	16.42%
2019	277,482	44.76	12,420,929	0.66	1.25	21.66
2018	303,153	36.79	11,154,441	0.39	1.25	(15.85)
2017	331,551	43.72	14,495,159	0.49	1.25	19.06
2016	344,919	36.72	12,664,974	0.31	1.25	10.57
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	195,408	21.46	4,193,468	0.44	1.25	14.21
2019	210,397	18.79	3,954,285	1.64	1.25	26.19
2018	242,569	14.89	3,612,674	1.54	1.25	(15.88)
2017	254,461	17.70	4,504,642	1.40	1.25	28.63
2016	268,742	13.76	3,696,586	1.41	1.25	(6.20)
Franklin Global Real Estate VIP Fund - Class 2:
2020	170,387	20.08	3,421,223	3.25	1.25	(6.56)
2019	190,982	21.49	4,103,907	2.64	1.25	20.87
2018	206,607	17.78	3,673,031	2.64	1.25	(7.92)
2017	223,421	19.31	4,314,098	3.13	1.25	9.10
2016	231,959	17.70	4,104,708	1.19	1.25	(0.67)
Franklin Mutual Shares VIP Fund - Class 2:
2020	215,068	24.12	5,188,306	2.82	1.25	(6.22)
2019	222,391	25.72	5,720,777	1.86	1.25	21.04
2018	225,820	21.25	4,798,303	2.38	1.25	(10.19)
2017	237,188	23.66	5,612,299	2.21	1.25	7.01
2016	251,424	22.11	5,559,008	1.97	1.25	14.62
Franklin Small Cap Value VIP Fund - Class 2:
2020	110,971	44.61	4,950,342	1.55	1.25	3.89
2019	123,757	42.94	5,314,155	1.06	1.25	24.79
2018	128,014	34.41	4,404,842	0.89	1.25	(13.95)
2017	141,510	39.99	5,659,666	0.51	1.25	9.29
2016	154,483	36.59	5,652,821	0.82	1.25	28.61
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	111,289	49.49	5,508,220	-	1.25	53.17
2019	127,495	32.31	4,119,663	-	1.25	29.81
2018	141,032	24.89	3,510,279	-	1.25	(6.53)
2017	157,883	26.63	4,205,069	-	1.25	19.90
2016	172,603	22.21	3,833,551	-	1.25	2.87
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	397,932	14.71	5,853,411	3.28	1.25	2.58
2019	517,208	14.34	7,419,005	2.89	1.25	3.91
2018	545,128	13.80	7,523,699	2.82	1.25	(0.93)
2017	559,357	13.93	7,790,764	2.69	1.25	0.07
2016	555,663	13.92	7,732,187	2.43	1.25	(0.57)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Templeton Growth VIP Fund - Class 2:
2020	89,952	$21.23	$1,909,796	2.96%	1.25%	4.48%
2019	102,919	20.32	2,091,205	2.75	1.25	13.77
2018	107,908	17.86	1,927,774	2.02	1.25	(15.95)
2017	115,500	21.25	2,453,881	1.64	1.25	17.08
2016	130,139	18.15	2,362,101	2.06	1.25	8.29
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	170,177	49.08	8,353,037	1.51	1.25	(0.89)
2019	184,296	49.52	9,125,698	1.61	1.25	25.21
2018	195,392	39.55	7,727,618	0.98	1.25	(12.94)
2017	209,227	45.43	9,504,196	0.80	1.25	12.39
2016	223,282	40.42	9,025,835	0.87	1.25	13.28
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	67,558	42.54	2,874,131	0.99	1.25	12.27
2019	79,167	37.89	2,999,689	0.41	1.25	23.06
2018	87,124	30.79	2,682,905	0.38	1.25	(13.05)
2017	92,682	35.41	3,281,678	0.32	1.25	13.82
2016	101,188	31.11	3,147,792	0.54	1.25	18.74
T. Rowe Price Equity Income Portfolio:
2020	387,574	29.75	11,529,883	2.32	1.25	(0.07)
2019	443,984	29.77	13,217,133	2.30	1.25	24.82
2018	493,560	23.85	11,769,199	2.00	1.25	(10.61)
2017	532,690	26.68	14,212,861	1.74	1.25	14.60
2016	590,285	23.28	13,742,860	2.29	1.25	17.69
T. Rowe Price Mid-Cap Growth Portfolio:
2020	164,581	78.34	12,894,059	-	1.25	22.27
2019	178,285	64.07	11,423,422	0.14	1.25	29.67
2018	191,263	49.41	9,450,506	-	1.25	(3.25)
2017	204,808	51.07	10,459,479	-	1.25	23.27
2016	220,311	41.43	9,128,500	-	1.25	4.94
T. Rowe Price Moderate Allocation Portfolio:
2020	347,344	32.91	11,433,027	1.37	1.25	13.09
2019	382,247	29.10	11,122,328	1.95	1.25	18.34
2018	412,426	24.59	10,141,805	1.79	1.25	(6.25)
2017	431,157	26.23	11,310,039	1.51	1.25	15.96
2016	481,296	22.62	10,886,304	1.65	1.25	5.16
T. Rowe Price New America Growth Portfolio:
2020	174,893	48.40	8,465,654	-	1.25	42.56
2019	189,256	33.95	6,424,717	0.41	1.25	33.29
2018	200,084	25.47	5,096,623	0.16	1.25	(0.12)
2017	207,014	25.50	5,278,227	0.10	1.25	32.81
2016	219,810	19.20	4,220,443	0.04	1.25	0.05

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2020	445,697	$19.92	$8,879,057	0.55%	1.25%	13.05%
2019	508,249	17.62	8,957,727	2.48	1.25	26.13
2018	492,201	13.97	6,873,952	1.30	1.25	(15.23)
2017	532,730	16.48	8,781,146	1.12	1.25	26.28
2016	547,600	13.05	7,145,383	1.03	1.25	0.85

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2020	17,530	$11.92	$208,880	3.44%	1.00%	6.52%
2019	17,520	11.19	196,036	2.61	1.00	19.81
2018	18,182	9.34	169,813	3.21	1.00	(14.63)
2017	19,348	10.94	211,750	2.49	1.00	23.20
2016	25,552	8.88	226,923	2.52	1.00	(0.78)
Calvert VP NASDAQ-100 Index Portfolio:
2020	8,974	66.73	598,864	0.51	1.00	46.76
2019	8,046	45.47	365,871	0.52	1.00	37.41
2018	8,603	33.09	284,692	0.56	1.00	(1.46)
2017	9,209	33.58	309,261	0.50	1.00	31.07
2016	9,602	25.62	246,031	0.42	1.00	5.52
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2020	8,117	28.14	228,453	0.97	1.00	18.19
2019	12,079	23.81	287,568	0.90	1.00	23.62
2018	13,210	19.26	254,483	1.09	1.00	(12.37)
2017	13,045	21.98	286,697	0.79	1.00	13.01
2016	11,670	19.45	227,025	0.31	1.00	19.40
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2020	101,577	27.65	2,808,813	1.18	1.00	11.99
2019	124,314	24.69	3,069,939	1.15	1.00	24.32
2018	134,306	19.86	2,667,809	1.12	1.00	(12.47)
2017	151,238	22.69	3,431,572	1.00	1.00	14.48
2016	19,657	19.82	389,567	0.52	1.00	18.82
Columbia VP Overseas Core Fund - Class 1:
2020	1,961	12.56	24,628	1.53	1.00	8.00
2019	3,792	11.63	44,088	2.16	1.00	24.25
2018	5,061	9.36	47,356	2.78	1.00	(17.46)
2017	4,641	11.34	52,616	2.03	1.00	26.28
2016	4,708	8.98	42,269	1.60	1.00	(6.94)
Columbia VP Select Mid Cap Value Fund - Class 1:
2020	5,430	22.12	120,143	-	1.00	6.40
2019	7,858	20.79	163,394	-	1.00	30.34
2018	10,432	15.95	166,432	-	1.00	(14.20)
2017	10,588	18.59	196,786	-	1.00	12.46
2016	11,174	16.53	184,717	-	1.00	12.99

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Columbia VP Small Cap Value Fund - Class 2:
2020	68,165	$23.89	$1,628,734	0.37%	1.00%	7.52%
2019	71,672	22.22	1,592,830	0.28	1.00	19.78
2018	73,218	18.55	1,358,372	0.17	1.00	(19.00)
2017	82,882	22.90	1,898,189	0.32	1.00	12.86
2016	101,146	20.29	2,052,367	0.39	1.00	31.41
Columbia VP Small Company Growth Fund - Class 2:
2020	6,747	43.72	295,014	-	1.00	68.93
2019	4,233	25.88	109,539	-	1.00	38.99
2018	4,550	18.62	84,700	-	1.00	(2.97)
2017	4,989	19.19	95,726	-	1.00	27.59
2016	6,132	15.04	92,214	-	1.00	11.41
DWS Global Small Cap VIP - Class A:
2020	5,085	17.55	89,246	0.80	1.00	16.23
2019	6,118	15.10	92,407	-	1.00	20.03
2018	7,926	12.58	99,676	0.27	1.00	(21.28)
2017	8,514	15.98	136,066	-	1.00	18.81
2016	10,072	13.45	135,437	0.40	1.00	0.60
DWS International Growth VIP - Class A:
2020	8,848	17.34	153,380	1.28	1.00	21.51
2019	11,985	14.27	171,041	1.32	1.00	29.96
2018	14,023	10.98	154,026	0.91	1.00	(17.57)
2017	14,177	13.32	188,808	0.38	1.00	24.25
2016	15,671	10.72	167,976	0.87	1.00	2.68
Federated Hermes Government Money Fund II - Service Shares:
2020	31,718	9.41	298,616	0.22	1.00	(0.84)
2019	35,316	9.49	335,143	1.63	1.00	0.64
2018	37,344	9.43	352,147	1.23	1.00	0.21
2017	44,251	9.41	416,265	0.31	1.00	(0.63)
2016	51,524	9.47	487,998	-	1.00	(1.04)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	72,008	17.07	1,229,537	2.61	1.00	(0.12)
2019	83,358	17.09	1,424,345	2.04	1.00	19.09
2018	93,001	14.35	1,334,935	2.61	1.00	(9.41)
2017	74,107	15.84	1,174,063	4.12	1.00	16.90
2016	88,987	13.55	1,205,453	4.75	1.00	6.69
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	275,999	13.09	3,613,404	2.91	1.00	7.03
2019	335,312	12.23	4,100,986	2.99	1.00	8.33
2018	371,614	11.29	4,194,278	3.09	1.00	(1.57)
2017	397,906	11.47	4,563,222	3.25	1.00	3.05
2016	423,792	11.13	4,718,088	3.68	1.00	2.77

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2020	141,184	$30.77	$4,344,630	0.09%	1.00%	28.91%
2019	200,052	23.87	4,774,384	0.21	1.00	30.01
2018	224,171	18.36	4,116,001	0.42	1.00	(7.55)
2017	265,976	19.86	5,283,618	0.76	1.00	20.36
2016	300,135	16.50	4,952,139	0.61	1.00	6.66
Fidelity® VIP Growth Portfolio - Service Class 2:
2020	76,840	39.33	3,022,238	0.05	1.00	42.14
2019	121,324	27.67	3,357,448	0.06	1.00	32.65
2018	141,312	20.86	2,947,933	0.04	1.00	(1.42)
2017	176,257	21.16	3,730,013	0.09	1.00	33.50
2016	215,557	15.85	3,416,970	-	1.00	(0.44)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	85,867	18.10	1,553,946	4.81	1.00	1.40
2019	99,884	17.85	1,782,539	4.97	1.00	13.69
2018	111,035	15.70	1,743,768	5.46	1.00	(4.62)
2017	122,613	16.46	2,018,197	5.09	1.00	5.85
2016	134,943	15.55	2,098,176	5.04	1.00	13.09
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2020	18,086	32.46	587,151	1.32	1.00	16.76
2019	28,512	27.80	792,639	1.72	1.00	29.72
2018	29,153	21.43	624,750	1.53	1.00	(5.68)
2017	29,780	22.72	676,617	1.55	1.00	20.21
2016	32,057	18.90	605,853	1.32	1.00	10.46
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	82,062	24.07	1,975,257	0.39	1.00	16.67
2019	99,130	20.63	2,044,668	0.67	1.00	22.00
2018	105,197	16.91	1,779,159	0.40	1.00	(15.66)
2017	118,493	20.05	2,375,217	0.48	1.00	19.42
2016	130,858	16.79	2,197,683	0.31	1.00	10.83
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2020	63,255	18.04	1,141,142	1.89	1.00	(7.72)
2019	68,070	19.55	1,330,674	1.44	1.00	21.73
2018	79,153	16.06	1,271,024	2.57	1.00	(7.38)
2017	86,084	17.34	1,492,503	1.55	1.00	2.79
2016	89,208	16.87	1,505,336	1.22	1.00	4.39
Franklin Mutual Shares VIP Fund - Class 2:
2020	217,587	17.82	3,878,196	2.86	1.00	(6.01)
2019	221,938	18.96	4,207,647	1.80	1.00	21.38
2018	244,464	15.62	3,818,907	2.37	1.00	(9.97)
2017	269,542	17.35	4,677,234	2.20	1.00	7.30
2016	313,109	16.17	5,064,493	2.00	1.00	14.93

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2020	10,656	$22.62	$240,997	1.67%	1.00%	4.14%
2019	15,819	21.72	343,526	1.09	1.00	25.12
2018	16,852	17.36	292,518	0.89	1.00	(13.76)
2017	17,120	20.13	344,548	0.54	1.00	9.58
2016	18,670	18.37	342,931	0.80	1.00	28.91
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	245,193	12.52	3,069,610	3.23	1.00	2.79
2019	300,859	12.18	3,663,892	2.94	1.00	4.19
2018	318,934	11.69	3,727,860	2.74	1.00	(0.68)
2017	334,547	11.77	3,936,360	2.69	1.00	0.34
2016	333,293	11.73	3,908,361	2.54	1.00	(0.34)
Templeton Global Bond VIP Fund - Class 2:
2020	88,110	14.65	1,291,114	8.61	1.00	(6.27)
2019	101,299	15.63	1,582,862	7.13	1.00	1.03
2018	106,711	15.47	1,650,864	-	1.00	0.91
2017	113,844	15.33	1,745,102	-	1.00	0.92
2016	123,700	15.19	1,878,932	-	1.00	1.95
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2020	4,569	28.75	131,373	0.69	1.00	12.22
2019	5,070	25.62	129,915	0.18	1.00	23.00
2018	5,846	20.83	121,759	0.07	1.00	(13.06)
2017	5,534	23.96	132,590	0.12	1.00	13.82
2016	4,748	21.05	99,966	0.18	1.00	18.73
T. Rowe Price Equity Income Portfolio:
2020	60,313	21.31	1,285,571	2.27	1.00	0.14
2019	76,111	21.28	1,619,404	2.32	1.00	25.18
2018	83,388	17.00	1,417,673	2.01	1.00	(10.43)
2017	87,623	18.98	1,662,675	1.73	1.00	14.89
2016	96,412	16.52	1,592,449	2.38	1.00	18.00
T. Rowe Price Moderate Allocation Portfolio:
2020	10,625	23.11	245,588	1.37	1.00	13.40
2019	13,033	20.38	265,652	1.89	1.00	18.63
2018	18,045	17.18	310,079	1.75	1.00	(6.02)
2017	22,822	18.28	417,302	1.57	1.00	16.21
2016	19,955	15.73	313,838	1.64	1.00	5.43
T. Rowe Price New America Growth Portfolio:
2020	9,565	51.25	490,290	-	1.00	42.92
2019	9,950	35.86	356,808	0.39	1.00	33.61
2018	11,975	26.84	321,411	0.15	1.00	0.15
2017	14,116	26.80	378,313	0.11	1.00	33.13
2016	13,106	20.13	263,849	0.04	1.00	0.30

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2020	246,767	$16.62	$4,102,638	0.53%	1.00%	13.29%
2019	312,076	14.67	4,578,800	2.32	1.00	26.47
2018	344,211	11.60	3,991,975	1.33	1.00	(15.02)
2017	376,799	13.65	5,144,802	1.06	1.00	26.62
2016	446,393	10.78	4,813,203	1.03	1.00	1.13

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)   There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)   These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)   These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)   These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.